Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
17	Commitments and Contingencies

(a)	Operating lease commitments

The Group has entered into certain leasing arrangements relating to the lease of the Group’s office premises. Rental expenses under operating leases for the years ended December 31, 2009, 2010 and 2011 were RMB 104,004, RMB 189,504 and RMB 76,651, respectively.

As at December 31, 2011, the Group has commitments under non-cancellable operating leases to make minimum payments as follows:

December 31, 2011
RMB
Year 2012	173,426
Year 2013	94,772
Year 2014 and thereafter	—
Total	268,198

(b)	Other fixed or guaranteed payment contract

As of December 31, 2011, the Group had agreed to pay RMB 81.3 million to purchase the related advertising time slots of the CCTV-4 News at Periodic China News package in 2012.